Recently issued accounting pronouncements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Recently issued accounting pronouncements

3. Recently issued accounting pronouncements

The Company evaluates the pronouncements of authoritative accounting organizations, including the Financial Accounting Standards Board (FASB), to determine the impact of new pronouncements on GAAP and the Company. There were no new accounting pronouncements that have been issued or adopted during the three months ended March 31, 2013, that are expected to have a significant effect on the Company’s unaudited condensed consolidated financial statements.

2. Recently issued accounting pronouncements

The Company evaluates the pronouncements of various authoritative accounting organizations, including the FASB and the SEC, to determine the impact of new pronouncements on GAAP and the Company. There are no new accounting pronouncements that have been issued or adopted during the year ended December 31, 2012, that are expected to have a significant effect on the Company’s consolidated financial statements.